Employee Benefits - Benefit (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Other components	$ (627)	$ (3,068)	$ 11
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	247	284	280
Amortization of prior service cost (credit)	61	48	39
Expected return on plan assets	(1,130)	(1,293)	(1,262)
Interest cost	695	690	683
Remeasurement loss (gain), net	606	369	337
Curtailment and termination benefits	0	181	11
Other components	232	(5)	(192)
Total	479	279	88
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	96	127	149
Amortization of prior service cost (credit)	(971)	(976)	(949)
Expected return on plan assets	(37)	(44)	(53)
Interest cost	629	615	659
Remeasurement loss (gain), net	(480)	(2,658)	546
Curtailment and termination benefits	0	0	0
Other components	(859)	(3,063)	203
Total	(763)	(2,936)	352
Cost of services | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	202	230	215
Cost of services | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	78	104	116
Selling, general and administrative expense | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	45	54	65
Selling, general and administrative expense | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 18	$ 23	$ 33